ACST-SUP

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement

dated December 15, 2017

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information for Class A, B, C, R, Y, R5, R6, and Investor Class shares of the Funds, as applicable, listed below:

Invesco American Franchise Fund	Invesco Growth and Income Fund
Invesco California Tax-Free Income Fund	Invesco Low Volatility Equity Yield Fund
Invesco Core Plus Bond Fund	Invesco Pennsylvania Tax Free Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco S&P 500 Index Fund
Invesco Equity and Income Fund	Invesco Small Cap Discovery Fund
Invesco Global Real Estate Income Fund

At a meeting held on November 29 - December 1, 2017, the Funds’ Boards of Trustees approved the early conversion of the Funds’ Class B shares into Class A shares to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”) all outstanding Class B shares of each Fund will be converted to Class A shares of the same Fund, which is prior to the date the Class B shares would normally be converted to Class A shares. Class B shares are not available for purchase. No contingent deferred sales charges (“CDSCs”) will be payable in connection with this early conversion. The conversion of each Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

Effective as of the Conversion Date, all references to Class B shares in the Funds’ Prospectuses and Statements of Additional Information are deleted.

ACST-SUP

Summary Prospectus	December 15, 2017
Invesco Equally-Weighted S&P 500 Fund
Class: A (VADAX), B (VADBX), C (VADCX), R (VADRX), Y (VADDX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 15, 2017 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund’s investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	B	C	R	Y
Management Fees	0.11%	0.11%	0.11%	0.11%	0.11%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses	0.17	0.17	0.17	0.17	0.17

Total Annual Fund Operating Expenses	0.53	1.28	1.28	0.78	0.28

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The
Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$601	$711	$830	$1,178

Class B	$630	$706	$902	$1,338

Class C	$230	$406	$702	$1,545

Class R	$ 80	$249	$433	$ 966

Class Y	$ 29	$ 90	$157	$ 356

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$601	$711	$830	$1,178

Class B	$130	$406	$702	$1,338

Class C	$130	$406	$702	$1,545

Class R	$ 80	$249	$433	$ 966

Class Y	$ 29	$ 90	$157	$ 356

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index or the Index). The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies. The Fund generally invests in each common stock included in the S&P 500 Index in approximately equal proportions. This approach differs from the S&P 500 Index because stocks in the S&P 500 Index are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 Index represent approximately 50% of the S&P 500 Index’s value; however, these same 50 companies represent roughly 10% of the Fund’s value. The Fund does not utilize an investment strategy that attempts to

1                                  Invesco Equally-Weighted S&P 500 Fund
invesco.com/usMS-EWSP-SUMPRO-1

outperform the Index. Rather, the Fund utilizes an indexing approach, which may eliminate the chance that the Fund will substantially outperform the Index, but it may also reduce some of the risk of active management. The Fund may invest in securities of foreign issuers represented in the S&P 500 Index, which may include securities of issuers located in emerging markets countries (i.e., those that are in the early stages of their industrial cycles) or depositary receipts.
The Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), will adjust the Fund’s investment securities on a quarterly basis to maintain an approximately equal weighting of each S&P 500 Index stock.
Buy and sell decisions for the Fund are a function of changes in the S&P 500 Index rather than independent decisions made by the investment team.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to seek exposure to certain companies, or groups of companies, within the S&P 500 Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Indexing Risk. The Fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Fund’s portfolio. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares. As such, the Fund will be negatively affected by declines in the securities represented by the Index. Also, there is no guarantee that the Adviser will be able to correlate the Fund’s performance with that of the Index.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund and Morgan Stanley Equally-Weighted S&P 500 Fund (the predecessor fund) from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section of the prospectus. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.
Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
2                                  Invesco Equally-Weighted S&P 500 Fund
invesco.com/usMS-EWSP-SUMPRO-1

Annual Total Returns*
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended September 30, 2017): 11.49%
Best Quarter (ended June 30, 2009): 24.48%
Worst Quarter (ended December 31, 2008): -26.54%
Average Annual Total Returns* (for the periods ended December 31, 2016)
	1 Year	5 Years	10 Years	Since Inception
Class A shares: Inception (7/28/1997)
Return Before Taxes	7.84%	13.56%	7.09%	—%
Return After Taxes on Distributions	7.51	12.82	6.18	—
Return After Taxes on Distributions and Sale of Fund Shares	4.71	10.76	5.52	—

Class B shares: Inception (12/1/1987)	8.27	13.76	7.05	—

Class C shares: Inception (7/28/1997)	12.37	14.01	6.91	—

Class R shares: Inception (3/31/2008)	13.82	14.56	—	9.60

Class Y shares: Inception (7/28/1997)	14.40	15.14	7.97	—

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96	14.66	6.95	—

S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)	14.80	15.54	8.42	—

Lipper Multi-Cap Core Funds Index	12.27	13.39	6.32	—

*Prior to the date of this prospectus, performance for Class B shares was shown in the bar chart and performance table above. Effective on or about January 26, 2018, all outstanding Class B shares of the Fund will be converted to Class A shares of the Fund. As a result of such conversion, performance for Class A shares is now reflected.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Anthony Munchak	Portfolio Manager	2010

Glen Murphy	Portfolio Manager	2010

Francis Orlando	Portfolio Manager	2010

Daniel Tsai	Portfolio Manager	2010

Anne Unflat	Portfolio Manager	2010

Donna Wilson	Portfolio Manager	2016

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. New or additional investments in Class B shares are not permitted. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed as ordinary income when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
3                                  Invesco Equally-Weighted S&P 500 Fund
invesco.com/usMS-EWSP-SUMPRO-1

Summary Prospectus	December 15, 2017
Invesco Equally-Weighted S&P 500 Fund
Class: R6 (VADFX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 15, 2017 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund’s investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.
Shareholder Fees (fees paid directly from your investment)
Class:	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R6
Management Fees	0.11%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.05

Total Annual Fund Operating Expenses	0.16

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R6	$16	$52	$90	$205

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index or the Index). The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies. The Fund generally invests in each common stock included in the S&P 500 Index in approximately equal proportions. This approach differs from the S&P 500 Index because stocks in the S&P 500 Index are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 Index represent approximately 50% of the S&P 500 Index’s value; however, these same 50 companies represent roughly 10% of the Fund’s value. The Fund does not utilize an investment strategy that attempts to outperform the Index. Rather, the Fund utilizes an indexing approach, which may eliminate the chance that the Fund will substantially outperform the Index, but it may also reduce some of the risk of active management. The Fund may invest in securities of foreign issuers represented in the S&P 500 Index, which may include securities of issuers located in emerging markets countries (i.e., those that are in the early stages of their industrial cycles) or depositary receipts.
The Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), will adjust the Fund’s investment securities on a quarterly basis to maintain an approximately equal weighting of each S&P 500 Index stock.
Buy and sell decisions for the Fund are a function of changes in the S&P 500 Index rather than independent decisions made by the investment team.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to seek exposure to certain companies, or groups of companies, within the S&P 500 Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

1                                  Invesco Equally-Weighted S&P 500 Fund
invesco.com/usMS-EWSP-SUMPRO-2

Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Indexing Risk. The Fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Fund’s portfolio. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares. As such, the Fund will be negatively affected by declines in the securities represented by the Index. Also, there is no guarantee that the Adviser will be able to correlate the Fund’s performance with that of the Index.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Performance Information
`The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Morgan Stanley Equally-Weighted S&P 500 Fund’s (the predecessor fund’s) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section of the prospectus. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
The returns for Class R6 shares shown prior to September 24, 2012 are those of the Class A shares of the Fund and, prior to June 1, 2010, are those of the predecessor fund. Class R6 shares’ returns of the Fund will be different from Class A returns of the Fund and the predecessor fund as they have different expenses. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc.
Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
Class R6 shares year-to-date (ended September 30, 2017): 11.80%
Best Quarter (ended March 31, 2013): 12.42%
Worst Quarter (ended September 30, 2015): -7.60%
Average Annual Total Returns (for the periods ended December 31, 2016)
	1 Year	5 Years	10 Years
Class R6 shares[1]: Inception (9/24/2012)
Return Before Taxes	14.53%	15.19%	7.86%
Return After Taxes on Distributions	14.09	14.37	6.90
Return After Taxes on Distributions and Sale of Fund Shares	8.59	12.11	6.16

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96	14.66	6.95

S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)	14.80	15.54	8.42

Lipper Multi-Cap Core Funds Index	12.27	13.39	6.32

1	Class R6 shares’ performance shown prior to inception is that of the Fund’s and the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the predecessor fund’s Class A shares is July 28, 1997.
2                                  Invesco Equally-Weighted S&P 500 Fund
invesco.com/usMS-EWSP-SUMPRO-2

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Anthony Munchak	Portfolio Manager	2010

Glen Murphy	Portfolio Manager	2010

Francis Orlando	Portfolio Manager	2010

Daniel Tsai	Portfolio Manager	2010

Anne Unflat	Portfolio Manager	2010

Donna Wilson	Portfolio Manager	2016

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account generally will be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
3                                  Invesco Equally-Weighted S&P 500 Fund
invesco.com/usMS-EWSP-SUMPRO-2